REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE
REVENUE

NOTE 16 - REVENUE

The analysis of revenue for the years ended 31 December 2021, 2020 and 2019 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2021	2020	2019

Sales of goods	6,134,367	5,301,943	2,048,020
Marketplace revenues(*)	601,322	603,249	350,030
Delivery service revenues	740,179	445,891	176,293
Other (**)	82,153	24,644	29,392

Revenues	7,558,021	6,375,727	2,603,735
(*)	Marketplace revenues mainly consists of marketplace commission, transaction fees and other contractual charges to the merchants.
(**)	Other revenue mainly includes advertising revenues, fulfilment revenues and other commissions.

The Group derives revenue from the sales of goods, marketplace revenues and other revenues at a point in time. Delivery service revenues are recognized over time. All contracts are for periods of the expected original duration of one year or less.

The Group’s revenues are generated in Turkey and the Board of Directors evaluates the operational results as a whole as one cash generating unit, therefore no disaggregated geographical information is presented.